Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Income
Income from continuing operations	$ 244	$ 140
Income from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments	$ 244	$ 140
Shares
Income from continuing operations (in shares)	464	466
Share options and restricted share awards	7	7
Income from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments (in shares)	471	473
Per Share Amount
Income from continuing operations (in dollars per share)	$ 0.53	$ 0.30
Income from continuing operations attributable to Tyco common shareholders, giving effect to dilutive adjustments (in dollars per share)	$ 0.52	$ 0.30
Stock Options
Earnings Per Share
Stock options and restricted stock excluded from the computation of earnings per share	2	7
Restricted stock units
Earnings Per Share
Stock options and restricted stock excluded from the computation of earnings per share	1	1